Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Party Transactions
Related Party Transactions
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2019	2018
Salaries and other short-term employee benefits	9.8	9.3
Share-based payments	5.1	3.6
	14.9	12.9
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2019	2018
Retainers and fees	1.1	0.9
Share-based payments	0.2	0.3
	1.3	1.2

During 2019 the company recorded a performance fee receivable of $47.8 pursuant to its investment advisory agreement with Fairfax India whereby the company will receive a performance fee if the increase in Fairfax India's book value per share (common shareholders' equity divided by the number of common shares effectively outstanding) exceeds a specified threshold over the period from January 1, 2018 to December 31, 2020. Settlement of the performance fee is expected to be in the first quarter of 2021 by way of Fairfax India subordinate voting shares. The calculation of the performance fee was reassessed and adjusted during 2019 to reflect the company's receipt of a performance fee of $114.4 on March 9, 2018, settled by way of newly issued Fairfax India subordinate voting shares as described in note 23.
On February 28, 2020 Seaspan Corporation completed a reorganization pursuant to which its newly created holding company acquired all issued and outstanding shares of APR Energy plc from the company and other shareholders as described in note 6.